INVENTORIES	12 Months Ended
Dec. 31, 2024
INVENTORIES
INVENTORIES

5.    INVENTORIES

	As of December 31,
	2023	2024
	RMB	RMB	US$

Raw materials	1,487,226	1,978,317	271,077
Packaging and other supplies	651,634	458,461	62,820
Pre-made food and beverage items	65,140	36,615	5,017
	2,204,000	2,473,393	338,914